LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of maturity of operating lease liabilities

Maturity of operating lease liabilities as of December 31, 2019 are as follows (in thousands):

2020	$17,384
2021	15,149
2022	14,363
2023	13,922
2024	10,881
Thereafter	832
Total undiscounted future cash flows	$72,531
Less: Imputed interest	10,624
Total lease liabilities	$61,907

Schedule of future minimum payments under noncancelable operating leases with terms greater than one year

Future minimum payments under noncancelable operating leases with terms greater than one year as of December 31, 2018, are as follows (in thousands):

2019	$13,269
2020	15,832
2021	13,638
2022	13,267
2023	13,071
Total minimum payments	$69,077